Pension and Postretirement Benefit Plans (Components of net periodic benefit cost and other information) (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
United States Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	$ 258	$ 254	$ 206
Interest cost	598	587	626
Expected return on plan assets	(1,046)	(992)	(927)
Amortization of transition (asset) obligation	0	0	0
Amortization of prior service cost (benefit)	5	5	11
Amortization of net actuarial (gain) loss	399	470	334
Net periodic benefit cost (benefit)	214	324	250
Settlements, curtailments, special termination benefits and other	0	26	1
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	214	350	251
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition asset	0	0	0
Amortization of transition (asset) obligation	0	0	0
Prior service cost (benefit)	0	0	8
Amortization of prior service cost (benefit)	(5)	(5)	(11)
Net actuarial (gain) loss	(743)	(470)	1,976
Amortization of net actuarial (gain) loss	(399)	(470)	(334)
Foreign currency	0	0	0
Total recognized in other comprehensive income (loss)	(1,147)	(945)	1,639
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(933)	(595)	1,890
International Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	147	124	124
Interest cost	238	247	261
Expected return on plan assets	(291)	(295)	(289)
Amortization of transition (asset) obligation	(1)	(1)	(2)
Amortization of prior service cost (benefit)	(16)	(17)	(14)
Amortization of net actuarial (gain) loss	153	122	116
Net periodic benefit cost (benefit)	230	180	196
Settlements, curtailments, special termination benefits and other	2	4	2
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	232	184	198
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition asset	0	0	(2)
Amortization of transition (asset) obligation	1	1	2
Prior service cost (benefit)	3	(7)	(32)
Amortization of prior service cost (benefit)	16	17	14
Net actuarial (gain) loss	(294)	707	315
Amortization of net actuarial (gain) loss	(153)	(122)	(116)
Foreign currency	(47)	24	(17)
Total recognized in other comprehensive income (loss)	(474)	620	164
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	(242)	804	362
Postretirement Benefits
Net periodic benefit cost (benefit)
Service cost	80	78	61
Interest cost	88	86	92
Expected return on plan assets	(90)	(84)	(77)
Amortization of transition (asset) obligation	0	0	0
Amortization of prior service cost (benefit)	(66)	(72)	(72)
Amortization of net actuarial (gain) loss	95	108	102
Net periodic benefit cost (benefit)	107	116	106
Settlements, curtailments, special termination benefits and other	0	0	0
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	107	116	106
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Transition asset	0	0	0
Amortization of transition (asset) obligation	0	0	0
Prior service cost (benefit)	(20)	0	0
Amortization of prior service cost (benefit)	66	72	72
Net actuarial (gain) loss	(313)	(33)	212
Amortization of net actuarial (gain) loss	(95)	(108)	(102)
Foreign currency	(2)	(1)	(2)
Total recognized in other comprehensive income (loss)	(364)	(70)	180
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$ (257)	$ 46	$ 286